VIRTUS Tactical Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2021
($ reported in thousands)
	Par Value	Value
U.S. Government Securities—4.1%
U.S. Treasury Bonds
3.000%, 8/15/48	$9,845	$11,755
2.000%, 2/15/50	2,045	2,009
1.375%, 8/15/50	12,745	10,744
1.875%, 2/15/51	3,850	3,674
U.S. Treasury Notes
0.250%, 11/15/23	3,470	3,464
0.250%, 5/31/25	1,610	1,583
1.500%, 2/15/30	2,025	2,045
1.125%, 2/15/31(1)	2,565	2,490
1.625%, 5/15/31	1,490	1,513
Total U.S. Government Securities (Identified Cost $38,498)		39,277

Municipal Bonds—0.4%
California—0.1%
Santa Clara Valley Water District Series B, Taxable 2.967%, 6/1/50	510	514
University of California, Series B-A, Taxable 4.428%, 5/15/48	380	420
		934

Idaho—0.1%
Idaho Health Facilities Authority Saint Luke’s Health System Revenue Taxable 5.020%, 3/1/48	450	573
Illinois—0.0%
Sales Tax Securitization Corp. Series B, Second Lien, Taxable (BAM Insured) 3.411%, 1/1/43	70	75
Texas—0.1%
City of San Antonio, General Obligation Taxable 1.963%, 2/1/33	530	530
State of Texas, General Obligation Taxable 3.211%, 4/1/44	180	190
Texas Public Finance Authority Revenue Taxable 2.140%, 2/1/35	585	571
Texas Transportation Commission State Highway Fund Revenue Taxable 4.000%, 10/1/33	160	197
		1,488

Virginia—0.1%
City of Bristol, General Obligation Taxable (State AID Withholding Insured) 4.210%, 1/1/42	640	685
Total Municipal Bonds (Identified Cost $3,541)		3,755

Foreign Government Securities—0.6%
Bolivarian Republic of Venezuela 9.375%, 1/13/34(2)	130	13
Emirate of Dubai Government International Bonds RegS 5.250%, 1/30/43(3)	540	608
	Par Value	Value

Foreign Government Securities—continued
Federative Republic of Brazil 3.875%, 6/12/30	$590	$595
Oman Government International Bond 144A 7.375%, 10/28/32(4)	580	662
Republic of South Africa International Bond 4.850%, 9/27/27	620	666
Republic of Turkey 5.875%, 6/26/31	1,125	1,092
Republic of Venezuela
RegS 8.250%, 10/13/24(2)(3)	40	4
RegS 7.650%, 4/21/25(2)(3)	320	32
Saudi Arabia Government International Bond 144A 3.250%, 10/22/30(4)	485	522
State of Qatar 144A 4.400%, 4/16/50(4)	615	748
United Mexican States 2.659%, 5/24/31	645	630
Total Foreign Government Securities (Identified Cost $5,992)		5,572

Mortgage-Backed Securities—7.8%
Agency—0.3%
Federal Home Loan Mortgage Corporation
Pool #A46224 5.000%, 7/1/35	67	77
Pool #A62213 6.000%, 6/1/37	112	134
Federal National Mortgage Association
Pool #254549 6.000%, 12/1/32	20	23
Pool #735061 6.000%, 11/1/34	144	171
Pool #880117 5.500%, 4/1/36	3	4
Pool #938574 5.500%, 9/1/36	86	99
Pool #310041 6.500%, 5/1/37	115	137
Pool #909092 6.000%, 9/1/37	7	8
Pool #972569 5.000%, 3/1/38	88	98
Pool #909175 5.500%, 4/1/38	69	79
Pool #929625 5.500%, 6/1/38	91	106
Pool #909220 6.000%, 8/1/38	63	73
Pool #MA3905 3.000%, 1/1/50	1,912	1,994
		3,003

Non-Agency—7.5%
ACRES Commercial Realty Corp. 2020-RSO8, A (1 month LIBOR + 1.150%, Cap N/A, Floor 1.15%) 144A 1.274%, 3/15/35(4)(5)	133	134

VIRTUS Tactical Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2021
($ reported in thousands)
	Par Value	Value

Non-Agency—continued
Ajax Mortgage Loan Trust
2021-A, A1 144A 1.065%, 9/25/65(4)(5)	$695	$695
2019-D, A1 144A 2.956%, 9/25/65(4)(5)	610	614
American Homes 4 Rent Trust
2014-SFR2, C 144A 4.705%, 10/17/36(4)	1,050	1,127
2015-SFR1, A 144A 3.467%, 4/17/52(4)	953	1,010
2015-SFR2, C 144A 4.691%, 10/17/52(4)	335	364
AMSR Trust
2020-SFR1, B 144A 2.120%, 4/17/37(4)	530	535
2020-SFR2, C 144A 2.533%, 7/17/37(4)	400	408
2020-SFR2, D 144A 3.282%, 7/17/37(4)	770	794
Angel Oak Mortgage Trust LLC
2019-3, A1 144A 2.930%, 5/25/59(4)(5)	210	211
2020-4, A1 144A 1.469%, 6/25/65(4)(5)	1,149	1,156
Angel Oak SB Commercial Mortgage Trust 2020-SBC1, A1 144A 2.068%, 5/25/50(4)(5)	947	949
Arroyo Mortgage Trust
2021-1R, A1 144A 1.175%, 10/25/48(4)(5)	1,320	1,322
2019-1, A1 144A 3.805%, 1/25/49(4)(5)	127	130
2019-2, A1 144A 3.347%, 4/25/49(4)(5)	1,872	1,903
Banc of America Funding Trust
2004-B, 2A1 2.648%, 11/20/34(5)	33	36
2005-1, 1A1 5.500%, 2/25/35	125	129
Bayview Opportunity Master Fund IVa Trust
2016-SPL1, B1 144A 4.250%, 4/28/55(4)	510	535
2017-SPL5, B1 144A 4.000%, 6/28/57(4)(5)	100	104
Bayview Opportunity Master Fund IVb Trust 2016-SPL2, B1 144A 4.250%, 6/28/53(4)(5)	245	257
BBCMS Mortgage Trust 2018-TALL, A (1 month LIBOR + 0.722%, Cap N/A, Floor 0.722%) 144A 0.795%, 3/15/37(4)(5)	800	795
BPR Trust 2021-KEN, A (1 month LIBOR + 1.250%, Cap N/A, Floor 1.250%) 144A 1.323%, 2/15/29(4)(5)	920	920
BRAVO Residential Funding Trust 2021-A, A1 144A 1.991%, 1/25/24(4)(5)	433	433
BX Commercial Mortgage Trust 2020-BXLP, D (1 month LIBOR + 1.250%, Cap N/A, Floor 1.250%) 144A 1.323%, 12/15/36(4)(5)	442	442
BX Trust 2019-OC11, D 144A 4.075%, 12/9/41(4)(5)	1,379	1,475
Cascade MH Asset Trust 2021-MH1, A1 144A 1.753%, 2/25/46(4)	1,303	1,308
	Par Value	Value

Non-Agency—continued
CF Hippolyta LLC 2020-1, A1 144A 1.690%, 7/15/60(4)	$406	$412
CHL Mortgage Pass-Through Trust 2004-6, 1A2 2.076%, 5/25/34(5)	139	140
Citigroup Mortgage Loan Trust, Inc.
2015-A, A1 144A 3.500%, 6/25/58(4)(5)	8	8
2018-RP1, A1 144A 3.000%, 9/25/64(4)(5)	663	684
COLT Mortgage Loan Trust Funding LLC 2020-1, A1 144A 2.488%, 2/25/50(4)(5)	230	231
COLT Trust 2020-RPL1, A1 144A 1.390%, 1/25/65(4)(5)	191	192
COMM Mortgage Trust 2020-CBM, B 144A 3.099%, 2/10/37(4)	490	492
CoreVest American Finance Trust
2020-4, A 144A 1.174%, 12/15/52(4)	609	603
2018-2, A 144A 4.026%, 11/15/52(4)	469	493
2019-3, C 144A 3.265%, 10/15/52(4)	295	308
2020-1, A1 144A 1.832%, 3/15/50(4)	504	512
2020-3, A 144A 1.358%, 8/15/53(4)	748	741
Credit Suisse Mortgage Capital Certificates 2019-ICE4, A (1 month LIBOR + 0.980%, Cap N/A, Floor 0.98%) 144A 1.053%, 5/15/36(4)(5)	530	531
Credit Suisse Mortgage Capital Trust
2014-IVR2, A2 144A 3.813%, 4/25/44(4)(5)	16	16
2020-RPL4, A1 144A 2.000%, 1/25/60(4)(5)	430	441
2020-NQM1, A1 144A 1.208%, 5/25/65(4)(5)	204	205
2021-NQM1, A1 144A 0.809%, 5/25/65(4)(5)	284	284
2021-NQM2, A1 144A 1.179%, 2/25/66(4)(5)	682	682
CSMC Trust 2017-RPL1, A1 144A 2.750%, 7/25/57(4)(5)	641	666
Ellington Financial Mortgage Trust
2019-2, A3 144A 3.046%, 11/25/59(4)(5)	101	102
2021-2, A3 144A 1.291%, 6/25/66(4)(5)	841	839
FirstKey Homes Trust
2021-SFR1, D 144A 2.189%, 8/17/28(4)	880	880
2020-SFR2, B 144A 1.567%, 10/19/37(4)	645	641
Flagstar Mortgage Trust 2017-1, 1A3 144A 3.500%, 3/25/47(4)(5)	176	179
Galton Funding Mortgage Trust
2017-1, A21 144A 3.500%, 7/25/56(4)(5)	54	54
2018-1, A23 144A 3.500%, 11/25/57(4)(5)	69	70
2018-2, A41 144A 4.500%, 10/25/58(4)(5)	49	49

VIRTUS Tactical Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2021
($ reported in thousands)
	Par Value	Value

Non-Agency—continued
2019-H1, A1 144A 2.657%, 10/25/59(4)(5)	$73	$74
2020-H1, A1 144A 2.310%, 1/25/60(4)(5)	299	304
GCAT LLC 2019-NQM1, A1 144A 2.985%, 2/25/59(4)(5)	152	153
GCAT Trust 2020-NQM1, A1 144A 2.247%, 1/25/60(4)(5)	117	118
GCT Commercial Mortgage Trust 2021-GCT, A (1 month LIBOR + 0.800%, Cap N/A, Floor 0.800%) 144A 0.873%, 2/15/38(4)(5)	1,080	1,081
GS Mortgage Securities Trust
2012-ALOH, A 144A 3.551%, 4/10/34(4)	187	189
2020-GC45, AS 3.173%, 2/13/53(5)	565	608
GS Mortgage-Backed Securities Trust 2020-NQM1, A3 144A 2.352%, 9/27/60(4)(5)	486	493
Hilton USA Trust 2016-SFP, B 144A 3.323%, 11/5/35(4)	500	504
Home Partners of America Trust 2020-2, A 144A 1.532%, 1/17/41(4)	600	596
Homeward Opportunities Fund I Trust 2018-2, A1 144A 3.985%, 11/25/58(4)(5)	1,928	1,960
JPMorgan Chase (WaMu) Mortgage Pass-Through Certificates 2003-S11, 3A5 5.950%, 11/25/33	99	103
JPMorgan Chase Mortgage Trust
2014-2, 2A2 144A 3.500%, 6/25/29(4)(5)	36	36
2014-1, 2A12 144A 3.500%, 1/25/44(4)(5)	32	32
2016-SH1, M2 144A 3.750%, 4/25/45(4)(5)	223	227
2016-SH2, M2 144A 3.708%, 12/25/45(4)(5)	411	424
2017-1, A2 144A 3.498%, 1/25/47(4)(5)	197	200
2017-3, 2A2 144A 2.500%, 8/25/47(4)(5)	80	81
2017-5, A1 144A 3.090%, 10/26/48(4)(5)	305	313
2017-4, A3 144A 3.500%, 11/25/48(4)(5)	502	508
KKR Industrial Portfolio Trust 2021-KDIP, C (1 month LIBOR + 1.000%, Cap N/A, Floor 1.000%) 144A 1.073%, 12/15/37(4)(5)	870	870
KNDL Mortgage Trust 2019-KNSQ, A (1 month LIBOR + 0.800%, Cap N/A, Floor 0.800%) 144A 0.873%, 5/15/36(4)(5)	565	565
LHOME Mortgage Trust
2019-RTL1, A1 144A 4.580%, 10/25/23(4)(5)	135	135
2021-RTL1, A1 144A 2.090%, 9/25/26(4)(5)	480	479
Mello Warehouse Securitization Trust
2021-1, C (1 month LIBOR + 1.100%, Cap N/A, Floor 1.100%) 144A 1.206%, 2/25/55(4)(5)	400	401
	Par Value	Value

Non-Agency—continued
2021-2, C (1 month LIBOR + 1.100%, Cap N/A, Floor 1.100%) 144A 1.192%, 4/25/55(4)(5)	$180	$180
MetLife Securitization Trust
2017-1A, M1 144A 3.497%, 4/25/55(4)(5)	860	903
2019-1A, A1A 144A 3.750%, 4/25/58(4)(5)	358	369
Mill City Mortgage Loan Trust
2017-1, M2 144A 3.250%, 11/25/58(4)(5)	395	416
2019-1, M2 144A 3.500%, 10/25/69(4)(5)	509	549
Morgan Stanley - Bank of America (Merrill Lynch) Trust
2013-C13, AS 4.266%, 11/15/46	275	292
2015-C22, AS 3.561%, 4/15/48	835	880
New Residential Mortgage Loan Trust
2016-3A, B1 144A 4.000%, 9/25/56(4)(5)	415	449
2016-4A, B1A 144A 4.500%, 11/25/56(4)(5)	533	586
2017-2A, A3 144A 4.000%, 3/25/57(4)(5)	116	124
2021-NQ2R, A1 144A 0.941%, 9/25/58(4)(5)	410	410
2014-1A, A 144A 3.750%, 1/25/54(4)(5)	233	246
2015-2A, A1 144A 3.750%, 8/25/55(4)(5)	154	163
2016-1A, A1 144A 3.750%, 3/25/56(4)(5)	75	80
2016-4A, A1 144A 3.750%, 11/25/56(4)(5)	55	58
2019-NQM4, A1 144A 2.492%, 9/25/59(4)(5)	147	149
2020-1A, A1B 144A 3.500%, 10/25/59(4)(5)	672	709
NewRez Warehouse Securitization Trust 2021-1, C (1 month LIBOR + 1.050%, Cap N/A, Floor 1.050%) 144A 1.142%, 5/25/55(4)(5)	120	120
NovaStar Mortgage Funding Trust 2004-4, M5 (1 month LIBOR + 1.725%, Cap 11.00%, Floor 1.725%) 1.817%, 3/25/35(5)	52	52
OBX Trust
2019-INV1, A3 144A 4.500%, 11/25/48(4)(5)	174	180
2018-EXP2, 1A1 144A 4.000%, 7/25/58(4)(5)	152	153
Preston Ridge Partners Mortgage LLC
2020-1A, A1 144A 2.981%, 2/25/25(4)(5)	544	546
2020-2, A1 144A 3.671%, 8/25/25(4)(5)	185	186
2020-3, A1 144A 2.857%, 9/25/25(4)(5)	1,001	1,006
2020-6, A1 144A 2.363%, 11/25/25(4)(5)	1,022	1,024
2021-2, A1 144A 2.115%, 3/25/26(4)(5)(6)	1,026	1,028

VIRTUS Tactical Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2021
($ reported in thousands)
	Par Value	Value

Non-Agency—continued
2021-3, A1 144A 1.867%, 4/25/26(4)(5)	$582	$585
Pretium Mortgage Credit Partners I LLC
2020-NPL3, A1 144A 3.105%, 6/27/60(4)(5)	922	931
2021-NPL1, A1 144A 2.240%, 9/27/60(4)(5)(7)	493	493
Progress Residential Trust
2021-SFR3, D 144A 2.288%, 5/17/26(4)	450	452
2021-SFR2, D 144A 2.197%, 4/19/38(4)	750	749
2021-SFR6, C 144A 1.855%, 7/17/38(4)	145	145
2018-SFR2, B 144A 3.841%, 8/17/35(4)	475	475
2019-SFR2, A 144A 3.147%, 5/17/36(4)	387	394
2019-SFR3, B 144A 2.571%, 9/17/36(4)	460	466
Provident Funding Mortgage Trust 2019-1, A2 144A 3.000%, 12/25/49(4)(5)	392	396
RCKT Mortgage Trust 2020-1, A1 144A 3.000%, 2/25/50(4)(5)	545	553
RCO V Mortgage LLC 2019-2, A1 144A 3.475%, 11/25/24(4)(5)	522	524
Residential Mortgage Loan Trust 2019-2, A1 144A 2.913%, 5/25/59(4)(5)	288	292
Sequoia Mortgage Trust 2013-8, B1 3.506%, 6/25/43(5)	117	119
SG Residential Mortgage Trust 2019-3, A1 144A 2.703%, 9/25/59(4)(5)	640	642
Starvest Emerging Markets CBO I 2021-3, A3 144A 1.518%, 6/25/56(4)(5)	295	295
Starwood Mortgage Residential Trust
2020-2, A1 144A 2.718%, 4/25/60(4)(5)	301	304
2020-3, A1 144A 1.486%, 4/25/65(4)(5)	310	313
Towd Point Mortgage Trust
2016-4, B1 144A 3.860%, 7/25/56(4)(5)	585	638
2019-4, A2 144A 3.250%, 10/25/59(4)(5)	650	695
2016-1, M1 144A 3.500%, 2/25/55(4)(5)	160	164
2016-3, M1 144A 3.500%, 4/25/56(4)(5)	1,080	1,118
2017-4, A2 144A 3.000%, 6/25/57(4)(5)	670	704
2019-1, A1 144A 3.722%, 3/25/58(4)(5)	592	624
2018-6, A1B 144A 3.750%, 3/25/58(4)(5)	420	448
2018-6, A2 144A 3.750%, 3/25/58(4)(5)	1,270	1,348
2020-MH1, A2 144A 2.500%, 2/25/60(4)(5)	1,115	1,143
2019-2, A2 144A 3.750%, 12/25/58(4)(5)	500	535
2015-2, 1M1 144A 3.250%, 11/25/60(4)(5)	585	601
	Par Value	Value

Non-Agency—continued
Towd Point Trust 2019-HE1, A1 (1 month LIBOR + 0.900%) 144A 0.992%, 4/25/48(4)(5)	$395	$396
Tricon American Homes Trust
2019-SFR1, C 144A 3.149%, 3/17/38(4)	435	451
2020-SFR2, D 144A 2.281%, 11/17/39(4)	640	636
TVC Mortgage Trust 2020-RTL1, M 144A 5.193%, 9/25/24(4)(5)	510	510
VCAT LLC
2020-NPL1, A1 144A 3.671%, 8/25/50(4)(5)	157	158
2021-NPL1, A2 144A 4.826%, 12/26/50(4)(5)	620	620
2021-NPL2, A1 144A 2.115%, 3/27/51(4)(5)	410	410
2021-NPL3, A1 144A 1.743%, 5/25/51(4)(5)	475	475
Vericrest Opportunity Loan Trust C LLC 2021-NPL9, A1 144A 1.992%, 5/25/51(4)(5)	358	358
Vericrest Opportunity Loan Trust XCII LLC 2021-NPL1, A1 144A 1.893%, 2/27/51(4)(5)	668	668
Verus Securitization Trust
2019-4, M1 144A 3.207%, 11/25/59(4)(5)	280	285
2019-INV2, A1 144A 2.913%, 7/25/59(4)(5)	269	273
Visio Trust
2020-1R, A2 144A 1.567%, 11/25/55(4)	366	367
2021-1R, A1 144A 1.280%, 5/25/56(4)	424	423
Wells Fargo Commercial Mortgage Trust 2014-C24, AS 3.931%, 11/15/47	265	280
Wells Fargo Mortgage Backed Securities Trust 2020-4, A1 144A 3.000%, 7/25/50(4)(5)	171	174
		72,183

Total Mortgage-Backed Securities (Identified Cost $74,305)		75,186

Asset-Backed Securities—3.3%
Automobiles—2.0%
American Credit Acceptance Receivables Trust
2018-4, C 144A 3.970%, 1/13/25(4)	108	108
2019-2, C 144A 3.170%, 6/12/25(4)	427	432
2021-2, C 144A 0.970%, 7/13/27(4)	900	900
AmeriCredit Automobile Receivables Trust 2020-3, C 1.060%, 8/18/26	1,245	1,254
Capital Auto Receivables Asset Trust
2017-1, C 144A 2.700%, 9/20/22(4)	291	292
2017-1, D 144A 3.150%, 2/20/25(4)	135	135

VIRTUS Tactical Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2021
($ reported in thousands)
	Par Value	Value

Automobiles—continued
Carvana Auto Receivables Trust
2019-1A, E 144A 5.640%, 1/15/26(4)	$1,010	$1,069
2019-3A, D 144A 3.040%, 4/15/25(4)	575	594
2020-P1, B 0.920%, 11/9/26	775	768
CIG Auto Receivables Trust 2020-1A, E 144A 4.430%, 2/12/27(4)	545	560
CPS Auto Receivables Trust 2020-C, C 144A 1.710%, 8/17/26(4)	540	549
Credit Acceptance Auto Loan Trust 2020-3A, B 144A 1.770%, 12/17/29(4)	540	548
Drive Auto Receivables Trust 2019-4, C 2.510%, 11/17/25	580	588
DT Auto Owner Trust 2019-2A, B 144A 2.990%, 4/17/23(4)	119	119
Exeter Automobile Receivables Trust
2018-4A, D 144A 4.350%, 9/16/24(4)	160	165
2019-1A, D 144A 4.130%, 12/16/24(4)	155	160
2019-2A, C 144A 3.300%, 3/15/24(4)	489	494
2019-4A, C 144A 2.440%, 9/16/24(4)	690	699
First Investors Auto Owner Trust 2021-1A, C 144A 1.170%, 3/15/27(4)	790	789
Flagship Credit Auto Trust
2020-3, C 144A 1.730%, 9/15/26(4)	540	550
2020-4, C 144A 1.280%, 2/16/27(4)	965	970
Foursight Capital Automobile Receivables Trust 2019-1, E 144A 4.300%, 9/15/25(4)	745	780
GLS Auto Receivables Issuer Trust
2019-4A, C 144A 3.060%, 8/15/25(4)	745	772
2020-4A, C 144A 1.140%, 11/17/25(4)	930	934
GLS Auto Receivables Trust
2017-1A, C 144A 3.500%, 7/15/22(4)	—	—(8)
2018-1A, B 144A 3.520%, 8/15/23(4)	86	87
2018-3A, C 144A 4.180%, 7/15/24(4)	640	659
Hertz Vehicle Financing II LP 2016-4A, A 144A 2.650%, 7/25/22(4)	48	48
OneMain Direct Auto Receivables Trust 2018-1A, C 144A 3.850%, 10/14/25(4)	355	359
Oscar US Funding XII LLC 2021-1A, A4 144A 1.000%, 4/10/28(4)	550	545
Santander Drive Auto Receivables Trust 2020-4, C 1.010%, 1/15/26	1,390	1,398
Skopos Auto Receivables Trust 2019-1A, C 144A 3.630%, 9/16/24(4)	575	587
United Auto Credit Securitization Trust
2019-1, D 144A 3.470%, 8/12/24(4)	496	499
	Par Value	Value

Automobiles—continued
2021-1, C 144A 0.840%, 6/10/26(4)	$900	$899
Veros Automobile Receivables Trust 2020-1, B 144A 2.190%, 6/16/25(4)	585	590
		19,900

Credit Card—0.2%
Fair Square Issuance Trust 2020-AA, A 144A 2.900%, 9/20/24(4)	645	652
Genesis Private Label Amortizing Trust 2020-1, B 144A 2.830%, 7/20/30(4)	625	627
Genesis Sales Finance Master Trust 2020-AA, A 144A 1.650%, 9/22/25(4)	775	780
		2,059

Other—1.1%
Aqua Finance Trust
2017-A, A 144A 3.720%, 11/15/35(4)	42	43
2019-A, C 144A 4.010%, 7/16/40(4)	720	759
2020-AA, B 144A 2.790%, 7/17/46(4)	755	774
Arby’s Funding LLC 2020-1A, A2 144A 3.237%, 7/30/50(4)	536	560
Bankers Healthcare Group Securitization Trust 2020-A, A 144A 2.560%, 9/17/31(4)	361	366
Consumer Loan Underlying Bond Credit Trust 2019-P1, B 144A 3.280%, 7/15/26(4)	695	700
Diamond Resorts Owner Trust
2017-1A, A 144A 3.270%, 10/22/29(4)	87	88
2021-1A, A 144A 1.510%, 11/21/33(4)	560	562
Foundation Finance Trust
2017-1A, A 144A 3.300%, 7/15/33(4)	543	551
2021-1A, A 144A 1.270%, 5/15/41(4)	699	700
Jersey Mike’s Funding 2019-1A, A2 144A 4.433%, 2/15/50(4)	570	610
Lendmark Funding Trust 2018-2A, A 144A 4.230%, 4/20/27(4)	160	162
Mariner Finance Issuance Trust 2020-AA, A 144A 2.190%, 8/21/34(4)	555	565
MVW LLC 2020-1A, A 144A 1.740%, 10/20/37(4)	330	336
MVW Owner Trust 2016-1A, A 144A 2.250%, 12/20/33(4)	96	96
Oasis LLC 2020-1A, A 144A 3.820%, 1/15/32(4)	196	197
Octane Receivables Trust
2019-1A, A 144A 3.160%, 9/20/23(4)	149	151
2020-1A, A 144A 1.710%, 2/20/25(4)	416	420
OneMain Financial Issuance Trust 2018-1A, A 144A 3.300%, 3/14/29(4)	334	335

VIRTUS Tactical Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2021
($ reported in thousands)
	Par Value	Value

Other—continued
Orange Lake Timeshare Trust 2019-A, B 144A 3.360%, 4/9/38(4)	$349	$360
Purchasing Power Funding LLC 2021-A, A 144A 1.570%, 10/15/25(4)	900	900
Small Business Lending Trust 2019-A, A 144A 2.850%, 7/15/26(4)	44	44
Trinity Rail Leasing LLC 2019-1A, A 144A 3.820%, 4/17/49(4)	354	369
Westgate Resorts LLC 2020-1A, A 144A 2.713%, 3/20/34(4)	615	628
		10,276

Total Asset-Backed Securities (Identified Cost $31,884)		32,235

Corporate Bonds and Notes—10.2%
Communication Services—0.6%
Cable Onda S.A. 144A 4.500%, 1/30/30(4)	460	485
CCO Holdings LLC 144A 4.750%, 3/1/30(4)	290	307
Diamond Sports Group LLC
144A 5.375%, 8/15/26(4)	255	165
144A 6.625%, 8/15/27(4)	140	69
DISH DBS Corp.
5.000%, 3/15/23	300	314
7.750%, 7/1/26	180	204
Level 3 Financing, Inc. 144A 4.250%, 7/1/28(4)	650	660
Live Nation Entertainment, Inc. 144A 4.750%, 10/15/27(4)	80	83
Radiate Holdco LLC 144A 4.500%, 9/15/26(4)	150	155
Sprint Spectrum Co. LLC 144A 4.738%, 3/20/25(4)	562	603
Telesat Canada
144A 5.625%, 12/6/26(4)	175	176
144A 6.500%, 10/15/27(4)	305	290
T-Mobile USA, Inc. 3.875%, 4/15/30	865	967
TripAdvisor, Inc. 144A 7.000%, 7/15/25(4)	445	479
UPC Broadband Finco B.V. 144A 4.875%, 7/15/31(4)	600	601
Verizon Communications, Inc. 2.550%, 3/21/31	419	428
		5,986

Consumer Discretionary—0.6%
American Builders & Contractors Supply Co., Inc. 144A 4.000%, 1/15/28(4)	590	605
Aramark Services, Inc. 144A 6.375%, 5/1/25(4)	290	308
Carriage Services, Inc. 144A 4.250%, 5/15/29(4)	215	215
Ford Motor Co. 9.000%, 4/22/25	652	804
Gateway Casinos & Entertainment Ltd. 144A 8.250%, 3/1/24(4)	385	385
	Par Value	Value

Consumer Discretionary—continued
Hanesbrands, Inc. 144A 5.375%, 5/15/25(4)	$560	$593
Hilton Grand Vacations Borrower Escrow LLC 144A 5.000%, 6/1/29(4)	145	148
LCM Investments Holdings II LLC 144A 4.875%, 5/1/29(4)	20	21
M/I Homes, Inc. 4.950%, 2/1/28	435	454
Marriott International, Inc. Series HH 2.850%, 4/15/31	82	83
Marriott Ownership Resorts, Inc. 4.750%, 1/15/28	335	343
PulteGroup, Inc. 6.375%, 5/15/33	280	370
QVC, Inc. 4.375%, 3/15/23	440	464
Scientific Games International, Inc.
144A 5.000%, 10/15/25(4)	370	382
144A 8.250%, 3/15/26(4)	210	225
144A 7.000%, 5/15/28(4)	80	87
Tenneco, Inc. 144A 5.125%, 4/15/29(4)	540	555
		6,042

Consumer Staples—0.4%
Albertsons Cos., Inc.
144A 4.625%, 1/15/27(4)	455	476
144A 3.500%, 3/15/29(4)	60	59
Anheuser-Busch InBev Worldwide, Inc.
4.000%, 4/13/28	520	592
4.750%, 1/23/29	130	155
Bacardi Ltd. 144A 4.700%, 5/15/28(4)	520	605
BAT Capital Corp. 4.906%, 4/2/30	705	810
Post Holdings, Inc. 144A 4.500%, 9/15/31(4)	370	369
Vector Group Ltd. 144A 5.750%, 2/1/29(4)	585	596
		3,662

Energy—1.2%
Aker BP ASA 144A 2.875%, 1/15/26(4)	770	811
Alliance Resource Operating Partners LP 144A 7.500%, 5/1/25(4)	460	449
Boardwalk Pipelines LP 4.950%, 12/15/24	550	615
Cheniere Energy, Inc. 144A 4.625%, 10/15/28(4)	235	248
CrownRock LP
144A 5.625%, 10/15/25(4)	345	357
144A 5.000%, 5/1/29(4)	300	315
Energy Transfer LP Series H 6.500% (6)	590	602
EQM Midstream Partners LP
144A 6.000%, 7/1/25(4)	55	60
144A 6.500%, 7/1/27(4)	65	72
144A 4.750%, 1/15/31(4)	140	144
Flex Intermediate Holdco LLC 144A 3.363%, 6/30/31(4)	785	795

VIRTUS Tactical Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2021
($ reported in thousands)
	Par Value	Value

Energy—continued
HollyFrontier Corp. 5.875%, 4/1/26	$630	$729
Indigo Natural Resources LLC 144A 5.375%, 2/1/29(4)	230	240
Kinder Morgan Energy Partners LP 7.500%, 11/15/40	885	1,306
Occidental Petroleum Corp. 5.500%, 12/1/25	15	17
Odebrecht Oil & Gas Finance Ltd. 144A 0.000% (4)(6)(7)	25	—(8)
Parsley Energy LLC 144A 4.125%, 2/15/28(4)	330	347
Patterson-UTI Energy, Inc. 5.150%, 11/15/29	350	366
Pertamina Persero PT 144A 6.450%, 5/30/44(4)	980	1,277
Petroleos de Venezuela S.A. 144A 6.000%, 5/16/24(2)(4)	255	11
Petroleos Mexicanos
6.500%, 3/13/27	350	369
7.690%, 1/23/50	560	539
Petronas Capital Ltd. 144A 3.500%, 4/21/30(4)	530	581
Sabine Pass Liquefaction LLC
6.250%, 3/15/22	425	436
4.200%, 3/15/28	210	237
Targa Resources Partners LP 5.875%, 4/15/26	430	452
Transocean Guardian Ltd. 144A 5.875%, 1/15/24(4)	98	95
		11,470

Financials—3.8%
AerCap Ireland Capital DAC 3.650%, 7/21/27	390	417
Allstate Corp. (The) Series B 5.750%, 8/15/53	565	615
Ally Financial, Inc. Series B 4.700% (6)	628	650
Ares Finance Co. LLC 144A 4.000%, 10/8/24(4)	705	754
Ascot Group Ltd. 144A 4.250%, 12/15/30(4)	745	784
Athene Global Funding 144A 2.450%, 8/20/27(4)	775	800
Bank of America Corp.
2.687%, 4/22/32	1,725	1,775
(3 month LIBOR + 0.770%) 0.946%, 2/5/26(5)	640	649
Bank of New York Mellon Corp. (The) Series G 4.700% (6)	710	775
BBVA Bancomer S.A. 144A 5.125%, 1/18/33(4)	540	563
Blue Owl Finance LLC 144A 3.125%, 6/10/31(4)	740	734
Brighthouse Financial, Inc.
3.700%, 6/22/27(1)	111	121
5.625%, 5/15/30	503	612
Brightsphere Investment Group, Inc. 4.800%, 7/27/26	570	613
Brookfield Finance, Inc. 2.724%, 4/15/31	1,200	1,235
	Par Value	Value

Financials—continued
Burford Capital Global Finance LLC 144A 6.250%, 4/15/28(4)	$200	$210
Capital One Financial Corp.
4.200%, 10/29/25	300	335
3.750%, 7/28/26	585	645
Charles Schwab Corp. (The) Series H 4.000% (6)	775	793
Citadel LP 144A 4.875%, 1/15/27(4)	565	610
Citigroup, Inc.
3.200%, 10/21/26	525	569
(3 month LIBOR + 1.250%) 1.395%, 7/1/26(5)	1,200	1,234
Corporate Office Properties LP 2.750%, 4/15/31	680	685
Discover Bank 4.682%, 8/9/28	1,435	1,524
Drawbridge Special Opportunities Fund LP 144A 3.875%, 2/15/26(4)	770	797
Fairfax Financial Holdings Ltd. 4.850%, 4/17/28	585	673
Goldman Sachs Group, Inc. (The) (3 month LIBOR + 1.170%) 1.326%, 5/15/26(5)	685	703
Icahn Enterprises LP 6.250%, 5/15/26	710	753
Jefferies Group LLC 4.850%, 1/15/27	340	396
JPMorgan Chase & Co. 1.953%, 2/4/32	1,445	1,403
Ladder Capital Finance Holdings LLLP 144A 4.250%, 2/1/27(4)	490	489
Liberty Mutual Group, Inc. 144A 4.569%, 2/1/29(4)	627	732
Lincoln National Corp. (3 month LIBOR + 2.040%) 2.228%, 4/20/67(5)	615	524
MetLife, Inc. Series G 3.850% (6)	695	731
Morgan Stanley
3.125%, 7/27/26	1,080	1,170
6.375%, 7/24/42	580	890
OneMain Finance Corp.
6.875%, 3/15/25	330	372
7.125%, 3/15/26	135	157
Prudential Financial, Inc.
5.875%, 9/15/42	285	301
5.625%, 6/15/43	720	773
Santander Holdings USA, Inc. 4.400%, 7/13/27	640	719
Societe Generale S.A. 144A 4.750%, 11/24/25(4)	535	597
Synovus Financial Corp. 5.900%, 2/7/29	300	326
Texas Capital Bancshares, Inc. 4.000%, 5/6/31	890	925
Toronto-Dominion Bank (The) 3.625%, 9/15/31	725	803
UBS AG 7.625%, 8/17/22	1,430	1,538
Wells Fargo & Co.
2.393%, 6/2/28	1,310	1,359
Series BB 3.900%(6)	1,155	1,196

VIRTUS Tactical Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2021
($ reported in thousands)
	Par Value	Value

Financials—continued
Zions Bancorp NA 3.250%, 10/29/29	$405	$424
		36,453

Health Care—0.5%
Anthem, Inc. 2.875%, 9/15/29	565	599
Bausch Health Cos., Inc. 144A 5.750%, 8/15/27(4)	200	212
Centene Corp. 4.625%, 12/15/29	220	242
DaVita, Inc. 144A 4.625%, 6/1/30(4)	565	581
HCA, Inc. 5.250%, 6/15/49	415	529
Illumina, Inc. 2.550%, 3/23/31	370	375
Jaguar Holding Co. II 144A 5.000%, 6/15/28(4)	285	309
Legacy LifePoint Health LLC 144A 4.375%, 2/15/27(4)	305	309
Par Pharmaceutical, Inc. 144A 7.500%, 4/1/27(4)	215	220
Prime Healthcare Services, Inc. 144A 7.250%, 11/1/25(4)	35	38
Surgery Center Holdings, Inc. 144A 6.750%, 7/1/25(4)	15	15
Tenet Healthcare Corp. 144A 7.500%, 4/1/25(4)	50	54
Teva Pharmaceutical Finance Netherlands III B.V. 3.150%, 10/1/26	515	490
Utah Acquisition Sub, Inc. 3.950%, 6/15/26	670	738
		4,711

Industrials—0.6%
American Airlines, Inc. 144A 5.750%, 4/20/29(4)	185	200
Ashtead Capital, Inc. 144A 4.375%, 8/15/27(4)	905	948
Aviation Capital Group LLC 144A 3.500%, 11/1/27(4)	560	588
Avolon Holdings Funding Ltd. 144A 4.375%, 5/1/26(4)	565	614
Boeing Co. (The) 5.150%, 5/1/30	415	492
Dycom Industries, Inc. 144A 4.500%, 4/15/29(4)	230	232
Fortress Transportation & Infrastructure Investors LLC 144A 6.500%, 10/1/25(4)	35	36
GFL Environmental, Inc.
144A 3.750%, 8/1/25(4)	460	473
144A 4.000%, 8/1/28(4)	145	143
Kazakhstan Temir Zholy Finance BV 144A 6.950%, 7/10/42(4)	440	604
Spirit AeroSystems, Inc. 144A 5.500%, 1/15/25(4)	595	632
Stanley Black & Decker, Inc. 4.000%, 3/15/60	580	617
	Par Value	Value

Industrials—continued
TransDigm, Inc. 5.500%, 11/15/27	$305	$318
		5,897

Information Technology—1.0%
Banff Merger Sub, Inc. 144A 9.750%, 9/1/26(4)	15	16
Broadcom, Inc.
4.150%, 11/15/30	750	841
144A 2.450%, 2/15/31(4)	388	381
Citrix Systems, Inc. 3.300%, 3/1/30	975	1,026
Dell International LLC 8.100%, 7/15/36	210	320
Elastic N.V. 144A 4.125%, 7/15/29(4)	85	85
Flex Ltd. 3.750%, 2/1/26	555	607
Hewlett Packard Enterprise Co. 4.900%, 10/15/25	675	768
HP, Inc. 3.400%, 6/17/30	835	894
Leidos, Inc. 2.300%, 2/15/31	800	781
Motorola Solutions, Inc.
4.600%, 2/23/28	517	602
4.600%, 5/23/29	265	309
NCR Corp. 144A 5.125%, 4/15/29(4)	350	361
Science Applications International Corp. 144A 4.875%, 4/1/28(4)	580	608
SK Hynix, Inc. 144A 1.500%, 1/19/26(4)	465	459
Square, Inc. 144A 3.500%, 6/1/31(4)	405	409
Vontier Corp. 144A 2.950%, 4/1/31(4)	643	645
Xerox Holdings Corp. 144A 5.500%, 8/15/28(4)	455	473
		9,585

Materials—0.6%
Ardagh Metal Packaging Finance USA LLC 144A 4.000%, 9/1/29(4)	200	198
Ardagh Packaging Finance plc 144A 4.125%, 8/15/26(4)	610	630
Chemours Co. (The) 144A 5.750%, 11/15/28(4)	430	460
Cleveland-Cliffs, Inc. 144A 6.750%, 3/15/26(4)	570	615
CVR Partners LP 144A 6.125%, 6/15/28(4)	5	5
Freeport-McMoRan, Inc. 5.450%, 3/15/43	475	581
Glencore Funding LLC 144A 2.850%, 4/27/31(4)	750	763
International Flavors & Fragrances, Inc. 144A 2.300%, 11/1/30(4)	635	631
Inversiones CMPC S.A. 144A 3.850%, 1/13/30(4)	870	928

VIRTUS Tactical Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2021
($ reported in thousands)
	Par Value	Value

Materials—continued
Louisiana-Pacific Corp. 144A 3.625%, 3/15/29(4)	$490	$493
Syngenta Finance N.V. 144A 4.441%, 4/24/23(4)	200	211
Teck Resources Ltd. 6.125%, 10/1/35	540	695
		6,210

Real Estate—0.6%
American Assets Trust LP 3.375%, 2/1/31	910	937
EPR Properties 4.750%, 12/15/26	865	937
GLP Capital LP 5.750%, 6/1/28	655	779
MPT Operating Partnership LP
5.000%, 10/15/27	240	254
4.625%, 8/1/29	140	150
3.500%, 3/15/31	525	530
Office Properties Income Trust 4.500%, 2/1/25	555	603
Retail Opportunity Investments Partnership LP 4.000%, 12/15/24	485	524
Retail Properties of America, Inc. 4.750%, 9/15/30	780	864
Service Properties Trust 4.950%, 2/15/27	640	637
		6,215

Utilities—0.3%
Exelon Corp. 3.497%, 6/1/22	435	446
National Fuel Gas Co. 2.950%, 3/1/31	245	246
Perusahaan Listrik Negara PT 144A 4.125%, 5/15/27(4)	210	228
Puget Energy, Inc. 144A 2.379%, 6/15/28(4)	453	458
Southern Co. (The) Series A 3.750%, 9/15/51	794	799
Talen Energy Supply LLC 144A 6.625%, 1/15/28(4)	310	284
		2,461

Total Corporate Bonds and Notes (Identified Cost $94,060)		98,692

Leveraged Loans—3.2%
Aerospace—0.3%
American Airlines, Inc. (3 month LIBOR + 4.750%) 5.500%, 4/20/28(5)	455	474
Brown Group Holding LLC (3 month LIBOR + 2.750%) 3.250%, 6/7/28(5)	625	622
Mileage Plus Holdings, LLC (3 month LIBOR + 5.250%) 6.250%, 6/21/27(5)	600	640
TransDigm, Inc. Tranche E (1 month LIBOR + 2.250%) 2.354%, 5/30/25(5)	674	665
	Par Value	Value

Aerospace—continued
United AirLines, Inc. Tranche B (3 month LIBOR + 3.750%) 4.500%, 4/21/28(5)	$45	$45
		2,446

Chemicals—0.2%
Gemini HDPE LLC 2027 (3 month LIBOR + 3.000%) 3.500%, 12/31/27(5)	178	177
Ineos U.S. Finance LLC 2024 (3 month LIBOR + 2.000%) 2.104%, 4/1/24(5)	690	682
Ineos U.S. Petrochem LLC 2026, Tranche B (1 month LIBOR + 2.750%) 3.250%, 1/29/26(5)	460	459
Starfruit Finco B.V. (1 month LIBOR + 1.750%) 2.843% - 5.000%, 10/1/25(5)	610	605
Trinseo Materials Operating SCA 2021 (1 month LIBOR + 2.500%) 2.604%, 5/3/28(5)	485	481
		2,404

Consumer Durables—0.1%
Resideo Funding, Inc. Tranche B (1 month LIBOR + 2.250%) 2.750%, 2/11/28(5)	299	298
Weber-Stephen Products LLC Tranche B (1 month LIBOR + 3.250%) 4.000%, 10/30/27(5)	309	309
		607

Consumer Non-Durables—0.0%
SRAM LLC (1 month LIBOR + 2.750%) 3.250%, 5/18/28(5)	159	158
Energy—0.1%
Buckeye Partners LP Tranche B, First Lien (3 month LIBOR + 2.250%) 2.354%, 11/1/26(5)	104	103
CITGO Petroleum Corp. 2019, Tranche B (3 month LIBOR + 6.250%) 7.250%, 3/28/24(5)	258	260
DT Midstream, Inc. (3 month LIBOR + 2.000%) 0.000%, 6/12/28(5)(9)	160	160
		523

Financial—0.1%
Avolon TLB Borrower 1 US LLC Tranche B-5 (1 month LIBOR + 2.500%) 3.250%, 12/1/27(5)	309	308
Citadel Securities LP 2021 (1 month LIBOR + 2.500%) 2.604%, 2/2/28(5)	658	651
Zebra Buyer LLC (3 month LIBOR + 3.500%) 0.000%, 4/21/28(5)(9)	45	45
		1,004

Food / Tobacco—0.1%
Aramark Services, Inc. Tranche B-4 (1 month LIBOR + 1.750%) 1.854%, 1/15/27(5)	99	97

VIRTUS Tactical Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2021
($ reported in thousands)
	Par Value	Value

Food / Tobacco—continued
CHG PPC Parent LLC First Lien (1 month LIBOR + 2.750%) 2.854%, 3/31/25(5)	$179	$177
Hostess Brands LLC 2019, Tranche B (1 month LIBOR + 2.250%) 3.000%, 8/3/25(5)	597	594
JBS USA Lux S.A. (1 month LIBOR + 2.000%) 2.104%, 5/1/26(5)	602	600
		1,468

Forest Prod / Containers—0.1%
Berry Global, Inc. Tranche Z (1 month LIBOR + 1.750%) 1.827%, 7/1/26(5)	558	554
Reynolds Group Holdings, Inc. (1 month LIBOR + 2.750%) 2.854%, 2/6/23(5)	600	598
		1,152

Gaming / Leisure—0.3%
Aristocrat Technologies, Inc. (3 month LIBOR + 3.750%) 4.750%, 10/19/24(5)	287	288
Caesars Resort Collection LLC Tranche B (1 month LIBOR + 2.750%) 0.000%, 12/23/24(5)(9)	454	450
CityCenter Holdings LLC (1 month LIBOR + 2.250%) 3.000%, 4/18/24(5)	602	597
Hilton Grand Vacations Borrower LLC First Lien (3 month LIBOR + 3.250%) 0.000%, 5/19/28(5)	80	80
Hilton Worldwide Finance LLC Tranche B-2 (1 month LIBOR + 1.750%) 1.842%, 6/22/26(5)	605	600
Playtika Holding Corp. Tranche B-1 (1 month LIBOR + 2.750%) 2.854%, 3/13/28(5)	449	446
Pug LLC Tranche B (1 month LIBOR + 3.500%) 3.604%, 2/12/27(5)	276	269
Seminole Tribe of Florida (1 month LIBOR + 1.750%) 1.854%, 7/8/24(5)	274	273
Station Casinos LLC Tranche B-1 (1 month LIBOR + 2.250%) 2.500%, 2/8/27(5)	163	161
		3,164

Healthcare—0.3%
Bausch Health Cos., Inc.
(1 month LIBOR + 2.750%) 2.843%, 11/27/25	105	104
(1 month LIBOR + 3.000%) 3.104%, 6/2/25(5)	54	54
Catalent Pharma Solutions, Inc. Tranche B-3 (1 month LIBOR + 2.000%) 2.500%, 2/22/28	295	295
CHG Healthcare Services, Inc. (3 month LIBOR + 3.000%) 0.000%, 6/7/23(5)	306	306
Greatbatch Ltd. Tranche B (1 month LIBOR + 2.500%) 3.500%, 10/27/22(5)	509	510
	Par Value	Value

Healthcare—continued
HCA, Inc. (3 month LIBOR + 1.750%) 0.000%, 6/23/28(5)(9)	$65	$65
ICON Luxembourg S.a.r.l.
Tranche B (3 month LIBOR + 2.500%) 0.000%, 6/16/28(5)(9)	60	60
Tranche B-1 (3 month LIBOR + 2.500%) 0.000%, 6/16/28(5)(9)	15	15
IQVIA, Inc. Tranche B-3 (3 month LIBOR + 1.750%) 1.897%, 6/11/25(5)	372	370
LifePoint Health, Inc. Tranche B, First Lien (1 month LIBOR + 3.750%) 3.854%, 11/17/25(5)	436	434
PPD, Inc. (1 month LIBOR + 2.250%) 2.750%, 1/13/28(5)	419	418
		2,631

Housing—0.2%
CPG International LLC (3 month LIBOR + 2.500%) 3.250%, 5/6/24	501	500
Quikrete Holdings, Inc. Tranche B1 (3 month LIBOR + 3.000%) 0.000%, 6/11/28(5)(9)	435	432
Summit Materials LLC Tranche B (1 month LIBOR + 2.000%) 2.093%, 11/21/24(5)	600	597
		1,529

Information Technology—0.2%
Applied Systems, Inc.
First Lien (3 month LIBOR + 3.250%) 3.750%, 9/19/24	394	393
Second Lien (3 month LIBOR + 5.500%) 6.250%, 9/19/25(5)	55	55
Boxer Parent Co., Inc. 2021 (1 month LIBOR + 3.750%) 3.854%, 10/2/25(5)	552	548
Sophia LP (3 month LIBOR + 3.750%) 3.897%, 10/7/27(5)	542	542
Tenable Holdings, Inc. Tranche B (3 month LIBOR + 2.750%) 0.000%, 6/28/28(5)(9)	135	135
UKG, Inc. 2021 (3 month LIBOR + 3.250%) 4.000%, 5/4/26(5)	268	268
Ultra Clean Holdings, Inc. Tranche B (1 month LIBOR + 3.750%) 3.843%, 8/27/25(5)	175	176
		2,117

Manufacturing—0.2%
Alliance Laundry Systems LLC Tranche B (3 month LIBOR + 3.500%) 4.250%, 10/8/27(5)	503	503
Gates Global LLC Tranche B-3 (1 month LIBOR + 2.750%) 3.500%, 3/31/27(5)	597	595
Ingersoll-Rand Services Co. 2020, Tranche B-1 (1 month LIBOR + 1.750%) 1.854%, 3/1/27(5)	44	44

VIRTUS Tactical Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2021
($ reported in thousands)
	Par Value	Value

Manufacturing—continued
Star US Bidco LLC (1 month LIBOR + 4.250%) 5.250%, 3/17/27(5)	$461	$461
		1,603

Media / Telecom - Broadcasting—0.0%
Nexstar Broadcasting, Inc. Tranche B-4 (1 month LIBOR + 2.500%) 2.592%, 9/18/26(5)	451	449
Media / Telecom - Cable/Wireless Video—0.1%
CSC Holdings LLC 2018 (1 month LIBOR + 2.250%) 2.323%, 1/15/26(5)	418	411
Radiate Holdco LLC Tranche B (1 month LIBOR + 3.500%) 4.250%, 9/25/26(5)	61	61
Virgin Media Bristol LLC Tranche Q (3 month LIBOR + 3.250%) 3.353%, 1/31/29(5)	70	70
		542

Media / Telecom - Diversified Media—0.0%
UPC Financing Partnership Tranche AX (1 month LIBOR + 3.000%) 3.073%, 1/31/29(5)	280	278
Media / Telecom - Telecommunications—0.1%
CenturyLink, Inc. Tranche B (1 month LIBOR + 2.250%) 2.354%, 3/15/27(5)	153	150
Consolidated Communications, Inc. Tranche B-1 (1 month LIBOR + 3.500%) 4.250%, 10/2/27(5)	103	104
Zayo Group Holdings, Inc. (1 month LIBOR + 3.000%) 3.104%, 3/9/27	377	373
		627

Media / Telecom - Wireless Communications—0.1%
SBA Senior Finance II LLC Tranche B (1 month LIBOR + 1.750%) 1.860%, 4/11/25(5)	620	615
Metals / Minerals—0.0%
Atkore International, Inc. (3 month LIBOR + 2.000%) 2.500%, 5/18/28(5)	90	90
Retail—0.1%
Harbor Freight Tools USA, Inc. 2020 (1 month LIBOR + 3.000%) 3.750%, 10/19/27(5)	612	612
PetsMart LLC (3 month LIBOR + 3.750%) 4.500%, 2/11/28(5)	300	300
		912

Service—0.3%
AlixPartners LLP (1 month LIBOR + 2.750%) 3.250%, 2/4/28(5)	688	685
Dun & Bradstreet Corp. (The) Tranche B (1 month LIBOR + 3.250%) 3.345%, 2/6/26(5)	738	734
	Par Value	Value

Service—continued
Peraton Corp. Tranche B, First Lien (1 month LIBOR + 3.750%) 4.500%, 2/1/28(5)	$328	$329
PODS LLC (3 month LIBOR + 3.000%) 3.750%, 3/31/28(5)	329	328
Sedgwick Claims Management Services, Inc. (1 month LIBOR + 3.250%) 3.354%, 12/31/25(5)	628	621
WEX, Inc. Tranche B (1 month LIBOR + 2.250%) 2.354%, 3/31/28(5)	584	579
		3,276

Transportation - Automotive—0.1%
Cooper-Standard Automotive, Inc. Tranche B-1 (1 month LIBOR + 2.000%) 2.750%, 11/2/23(5)	493	480
Navistar, Inc. Tranche B (1 month LIBOR + 3.500%) 3.600%, 11/6/24(5)	225	225
		705

Transportation - Land Transportation—0.1%
Genesee & Wyoming, Inc. (3 month LIBOR + 2.000%) 2.147%, 12/30/26(5)	597	593
Utility—0.1%
Astoria Energy LLC Tranche B (3 month LIBOR + 3.500%) 4.500%, 12/10/27	426	425
Brookfield WEC Holdings, Inc. (1 month LIBOR + 2.750%) 3.250%, 8/1/25(5)	622	615
Calpine Corp. 2019 (1 month LIBOR + 2.000%) 2.110%, 4/5/26(5)	446	440
		1,480

Total Leveraged Loans (Identified Cost $30,345)		30,373

	Shares
Preferred Stocks—0.3%
Financials—0.2%
Discover Financial Services Series D, 6.125%	175(10)	197
JPMorgan Chase & Co. Series HH, 4.600%	304(10)	315
KeyCorp Series D, 5.000%	440(10)	490
MetLife, Inc. Series D, 5.875%	277(10)	319
Truist Financial Corp. Series Q, 5.100%	680(10)	764
Zions Bancorp NA, 6.950%	6,400	178
		2,263

Industrials—0.1%
General Electric Co. Series D, 3.449%(5)	725(10)	710
Total Preferred Stocks (Identified Cost $2,691)		2,973

VIRTUS Tactical Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2021
($ reported in thousands)
	Shares	Value

Common Stocks—68.7%
Communication Services—11.6%
Activision Blizzard, Inc.	67,377	$6,431
Adevinta ASA Class B(11)	294,196	5,638
Ascential plc(11)	740,523	4,261
Auto Trader Group plc(11)	688,962	6,037
Autohome, Inc. ADR	28,430	1,818
CTS Eventim AG & Co. KGaA(11)	24,308	1,519
Facebook, Inc. Class A(11)	89,098	30,980
Infrastrutture Wireless Italiane SpA	201,961	2,278
Kanzhun Ltd. ADR(11)	109,450	4,340
Karnov Group AB Class B	576,285	3,542
MarkLines Co., Ltd.	56,600	1,493
Netflix, Inc.(11)	30,180	15,941
New Work SE	13,557	4,260
Rightmove plc	701,548	6,302
Tencent Holdings Ltd. ADR	191,125	14,392
Yandex N.V. Class A(11)	37,249	2,635
		111,867

Consumer Discretionary—14.3%
Airbnb, Inc. Class A(11)	23,826	3,649
Alibaba Group Holding Ltd. Sponsored ADR(11)	86,355	19,584
Allegro.eu SA(11)	121,105	2,084
Amazon.com, Inc.(11)	12,304	42,328
Home Depot, Inc. (The)	21,212	6,764
Las Vegas Sands Corp.(11)	108,432	5,713
Marriott International, Inc. Class A(11)	37,398	5,106
Max Stock Ltd.	572,792	2,170
MercadoLibre, Inc.(11)	8,077	12,582
Mercari, Inc.(11)	65,700	3,489
NIKE, Inc. Class B	91,651	14,159
Redbubble Ltd.(11)	706,789	1,914
Ross Stores, Inc.	59,405	7,366
Sonans Holding AS(11)	830,027	5,302
Trip.com Group Ltd. ADR(11)	86,329	3,061
Union Auction PCL	3,619,700	1,129
Vasta Platform Ltd. Class A(11)	215,022	1,746
		138,146

Consumer Staples—2.6%
Estee Lauder Cos., Inc. (The) Class A	18,322	5,828
Heineken Malaysia Bhd	237,500	1,350
McCormick & Co., Inc.	47,249	4,173
Monster Beverage Corp.(11)	73,905	6,751
Procter & Gamble Co. (The)	49,322	6,655
		24,757

Energy—0.4%
Frontera Energy Corp.(11)	1,798	11
Pason Systems, Inc.	498,219	3,589
		3,600

Financials—4.6%
Bank of America Corp.	242,096	9,982
Cerved Group SpA(11)	124,491	1,447
CME Group, Inc. Class A	21,176	4,504
Gruppo Mutuionline SpA	76,669	3,654
Kaspi.KZ JSC GDR, 144A(4)	42,939	4,551
MarketAxess Holdings, Inc.	16,511	7,654
	Shares	Value

Financials—continued
Mortgage Advice Bureau Holdings Ltd.	186,773	$3,049
Nordnet AB publ	107,272	1,811
Progressive Corp. (The)	30,947	3,039
Sabre Insurance Group plc	624,849	2,204
VNV Global AB(11)	268,730	2,994
		44,889

Health Care—3.5%
Danaher Corp.	40,328	10,822
Haw Par Corp., Ltd.	385,700	3,930
HealthEquity, Inc.(11)	45,250	3,642
Nakanishi, Inc.	80,900	1,770
Zoetis, Inc. Class A	72,635	13,536
		33,700

Industrials—10.1%
Boa Vista Servicos SA	948,109	2,131
BTS Group AB Class B	104,638	3,986
CAE, Inc.(11)	155,026	4,775
CoStar Group, Inc.(11)	114,570	9,489
CTT Systems AB	93,498	2,365
Enento Group Oyj	87,952	3,535
Equifax, Inc.	21,221	5,083
Fair Isaac Corp.(11)	12,160	6,113
Fintel plc	1,392,560	4,488
Haitian International Holdings Ltd.	423,000	1,419
HeadHunter Group plc ADR	176,101	7,461
Kansas City Southern	17,628	4,995
Knorr-Bremse AG	11,004	1,266
Marel HF	506,770	3,521
Meitec Corp.	46,500	2,516
MTU Aero Engines AG	7,743	1,918
Roper Technologies, Inc.	18,678	8,782
Rotork plc	310,037	1,460
S-1 Corp.	51,930	3,777
Tegma Gestao Logistica SA	663,712	3,232
Uber Technologies, Inc.(11)	192,363	9,641
Voltronic Power Technology Corp.	33,894	1,636
Wolters Kluwer NV	34,299	3,446
		97,035

Information Technology—20.8%
Accenture plc Class A	26,990	7,956
Admicom Oyj	11,333	1,156
Alten SA	27,211	3,607
Amphenol Corp. Class A	166,926	11,419
Avalara, Inc.(11)	96,129	15,554
Bill.com Holdings, Inc.(11)	196,744	36,040
Bouvet ASA	404,095	2,877
Brockhaus Capital Management AG(11)	52,904	1,437
DocuSign, Inc.(11)	18,940	5,295
Duck Creek Technologies, Inc.(11)	224,852	9,783
FDM Group Holdings plc	139,017	1,961
Fineos Corp., Ltd. CDI(11)	225,034	658
Mintra Holding AS(11)	2,506,020	1,741
NVIDIA Corp.	38,620	30,900
Paycom Software, Inc.(11)	46,440	16,880
SimCorp A/S	12,046	1,512
Snowflake, Inc. Class A(11)	15,093	3,649
Trade Desk, Inc. (The) Class A(11)	153,270	11,857

VIRTUS Tactical Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2021
($ reported in thousands)
	Shares	Value

Information Technology—continued
Visa, Inc. Class A	96,678	$22,605
Webcash Corp.	37,463	1,193
Webstep AS	246,371	795
Workday, Inc. Class A(11)	47,912	11,439
		200,314

Materials—0.8%
Corp. Moctezuma SAB de C.V.	620,531	1,883
Ecolab, Inc.	27,350	5,633
		7,516

Total Common Stocks (Identified Cost $315,526)		661,824

Exchange-Traded Fund—0.2%
VanEck Vectors High Yield Muni ETF	24,100	1,533
Total Exchange-Traded Fund (Identified Cost $1,510)		1,533

Warrant—0.0%
Financials—0.0%
VNV Global AB(11)	88,478	165
Total Warrant (Identified Cost $—)		165

Total Long-Term Investments—98.8% (Identified Cost $598,352)		951,585

Short-Term Investment—0.9%
Money Market Mutual Fund—0.9%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.030%)(12)	8,462,209	8,462
Total Short-Term Investment (Identified Cost $8,462)		8,462

Securities Lending Collateral—0.3%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.030%)(12)(13)	2,615,593	2,616
Total Securities Lending Collateral (Identified Cost $2,616)		2,616

TOTAL INVESTMENTS—100.0% (Identified Cost $609,430)		$962,663
Other assets and liabilities, net—0.0%		48
NET ASSETS—100.0%		$962,711
Abbreviations:
ADR	American Depositary Receipt
BAM	Build America Municipal Insured
CBO	Collateralized Bond Obligation
CDI	CREST Depositary Interest
ETF	Exchange-Traded Fund
GDR	Global Depositary Receipt
GS	Goldman Sachs & Co.
JSC	Joint Stock Company
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LLLP	Limited Liability Limited Partnership
LP	Limited Partnership
NA	National Association
WaMu	Washington Mutual

Footnote Legend:
(1)	All or a portion of security is on loan.
(2)	Security in default; no interest payments are being received during the bankruptcy proceedings.
(3)	Regulation S security. Security is offered and sold outside of the United States; therefore, it is exempt from registration with the SEC under Rules 903 and 904 of the Securities Act of 1933.
(4)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2021, these securities amounted to a value of $142,377 or 14.8% of net assets.
(5)	Variable rate security. Rate disclosed is as of June 30, 2021. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(6)	No contractual maturity date.
(7)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(8)	Amount is less than $500.
(9)	This loan will settle after June 30, 2021, at which time the interest rate, based on the LIBOR and the agreed upon spread on trade date, will be reflected.
(10)	Value shown as par value.
(11)	Non-income producing.
(12)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(13)	Represents security purchased with cash collateral received for securities on loan.

Country Weightings†
United States	79%
China	5
United Kingdom	3
Norway	2
Switzerland	1
Italy	1
Canada	1
Other	8
Total	100%
† % of total investments as of June 30, 2021.

VIRTUS Tactical Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2021
($ reported in thousands)
The following table summarizes the market value of the Fund’s investments as of June 30, 2021, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at June 30, 2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Assets:
Debt Securities:
Asset-Backed Securities	$32,235	$—	$32,235
Corporate Bonds and Notes	98,692	—	98,692
Foreign Government Securities	5,572	—	5,572
Leveraged Loans	30,373	—	30,373
Mortgage-Backed Securities	75,186	—	75,186
Municipal Bonds	3,755	—	3,755
U.S. Government Securities	39,277	—	39,277
Equity Securities:
Common Stocks	661,824	661,824	—
Preferred Stocks	2,973	178	2,795
Warrant	165	165	—
Securities Lending Collateral	2,616	2,616	—
Exchange-Traded Fund	1,533	1,533	—
Money Market Mutual Fund	8,462	8,462	—
Total Investments	$962,663	$674,778	$287,885
There were no securities valued using significant unobservable inputs (Level 3) at June 30, 2021.
Securities held by the Fund with an end of period value of $—(1) were transferred from Level 3 to Level 2 due to a increase in trading activities at period end.
(1) Amount is less than $500.

VIRTUS TACTICAL ALLOCATION FUND
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2021
Note 1. Security Valuation
The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are illiquid or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund’s fair value non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depository Receipts, financial futures, exchange-traded funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are internally fair valued by the Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.